Commitments and Contingencies (Details) - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Jul. 14, 2023
Commitments and Contingencies [Abstract]
Price per share			$ 0.015
Extension payments	$ 101,662